Accounts Receivables	6 Months Ended
Dec. 31, 2025
Accounts Receivables [Abstract]
ACCOUNTS RECEIVABLES

NOTE 3 – ACCOUNTS RECEIVABLES

Accounts receivables, net consisted of the following:

	December 31, 2025	June 30, 2025
	(Unaudited)
Accounts receivables	$47,036	$479,772
Less: allowance for expected credit loss	(19,860)	(19,500)
Accounts receivables, net	$27,176	$460,272

The movement of allowance for credit loss is as follows:

	December 31, 2025	June 30, 2025
	(Unaudited)
Opening balance	$19,500	$—
Addition	360	19,500
Ending balance	$19,860	$19,500